SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS R6 STATEMENT OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI® International Fund
DWS CROCI® U.S. Fund
DWS EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS Fixed Income Opportunities Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS High Income Fund
DWS International Growth Fund
DWS Mid Cap Value Fund
DWS Multisector Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Short Duration Fund
DWS Short Duration High Income Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS U.S. Multi-Factor Fund
DWS World Dividend Fund

The following disclosure replaces the existing disclosure contained under the heading “Purchase of Class R6 Shares” in the “Purchases” sub-section of the “PURCHASE AND REDEMPTION OF SHARES” section of Part II of each fund’s Statement of Additional Information:
Purchase of Class R6 Shares. Class R6 shares of a fund are offered at net asset value. Class R6 shares are generally available only to certain retirement plans, IRA platform programs approved by DWS Distributors, Inc. that trade on an omnibus basis and certain plans administered as college savings plans under Section 529 of the Internal Revenue Code. If your plan or program sponsor has selected Class R6 shares as an investment option, you may purchase Class R6 shares through your securities dealer or any institution authorized to act as a shareholder servicing agent for your plan or program. There is no minimum investment for Class R6 shares. Contact your securities dealer or shareholder servicing agent for details on how to buy and sell Class R6 shares.
Please Retain This Supplement for Future Reference
May 21, 2019
SAISTKR-10